Pledged assets and contingent liabilities	12 Months Ended
Dec. 31, 2024
Pledged assets and contingent liabilities
Pledged assets and contingent liabilities

Note 23. Pledged assets and contingent liabilities

Skr mn	Dec 31, 2024	Dec 31, 2023
Collateral provided
Cash collateral under the security agreements for derivative contracts	3,201	11,098

Contingent liabilities
Guarantee commitments	9,428	7,471

Commitments
Committed undisbursed loans	56,887	54,975